Other reserves (Tables)	9 Months Ended
Sep. 30, 2022
Other reserves.
Schedule of other reserves

	Fair value
	through
	other		Share‑	Loss on	Foreign
	comprehensive		based	transaction	exchange
	income	Restructuring	payment	between	translation
	reserve	reserve	reserve	owners	reserve	Total
	$’000	$’000	$’000	$’000	$’000	$’000

At January 1, 2021	(6)	4,019	511,547	(840,359)	(160,706)	(485,505)
Other comprehensive income	3	—	—	—	(22,560)	(22,557)
Options converted to shares	—	—	(342,768)	—	—	(342,768)
Recognition of share‑based payment expense	—	—	13,003	—	—	13,003
Other reclassifications related to share based payment	—	—	(5,084)	—	—	(5,084)
At December 31, 2021	(3)	4,019	176,698	(840,359)	(183,266)	(842,911)

At January 1, 2022	(3)	4,019	176,698	(840,359)	(183,266)	(842,911)
Other comprehensive income	—	—	—	—	(48,833)	(48,833)
Options converted to shares	—	—	(86,470)	—	—	(86,470)
Recognition of share‑based payment expense	—	—	10,230	—	—	10,230
Other reclassifications related to share based payment	—	—	(2,835)	—	—	(2,835)
At September 30, 2022	(3)	4,019	97,623	(840,359)	(232,099)	(970,819)